Note 7 Amount of payment deferral and financing with public guarantees by concept (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020 [1]
Bbva group [Member]
Operations by concept [Line Items]
Payment deferral	€ 21,931	€ 28,405
Public guarantees given by the group	16,093	16,053
Private individuals [Member]
Operations by concept [Line Items]
Payment deferral	15,011	19,052
Public guarantees given by the group	1,376	1,235
Mortgages [member]
Operations by concept [Line Items]
Payment deferral	10,291	11,059
Public guarantees given by the group	6	1
Small companies [Member]
Operations by concept [Line Items]
Payment deferral	3,994	5,766
Public guarantees given by the group	10,911	10,573
Non financial entities [Member]
Operations by concept [Line Items]
Payment deferral	2,803	3,358
Public guarantees given by the group	3,788	4,232
Other [Member]
Operations by concept [Line Items]
Payment deferral	122	229
Public guarantees given by the group	18	13
Current [Member] | Bbva group [Member]
Operations by concept [Line Items]
Payment deferral	189	6,536
Current [Member] | Private individuals [Member]
Operations by concept [Line Items]
Payment deferral	107	4,503
Current [Member] | Mortgages [member]
Operations by concept [Line Items]
Payment deferral	97	3,587
Current [Member] | Small companies [Member]
Operations by concept [Line Items]
Payment deferral	44	1,023
Current [Member] | Non financial entities [Member]
Operations by concept [Line Items]
Payment deferral	37	961
Current [Member] | Other [Member]
Operations by concept [Line Items]
Payment deferral	0	50
Finished moratorium [Member] | Bbva group [Member]
Operations by concept [Line Items]
Payment deferral	21,743	21,868
Finished moratorium [Member] | Private individuals [Member]
Operations by concept [Line Items]
Payment deferral	14,904	14,550
Finished moratorium [Member] | Mortgages [member]
Operations by concept [Line Items]
Payment deferral	10,195	7,471
Finished moratorium [Member] | Small companies [Member]
Operations by concept [Line Items]
Payment deferral	3,950	4,743
Finished moratorium [Member] | Non financial entities [Member]
Operations by concept [Line Items]
Payment deferral	2,766	2,397
Finished moratorium [Member] | Other [Member]
Operations by concept [Line Items]
Payment deferral	€ 122	€ 179

[1]	(*) Figures as of December 2020 do not include the companies sold in the United States in 2021.